Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
November 30, 2025
SLD-NPRT1-0126
1.9904903.103
Asset-Backed Securities - 20.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.7%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	44,292	44,375
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	110,000	110,106
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	135,000	135,043
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	80,331	80,505
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	119,733	120,016
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	185,000	186,352
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	29,779	29,831
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	160,000	157,928
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	47,814	47,877
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	140,000	140,168
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	20,284	20,329
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	22,615	22,649
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	44,834	44,933
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	56,085	56,225
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	125,000	125,362
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	110,000	110,056
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,096	1,098
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	88,030	88,193
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	11,693	11,701
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	14,670	14,683
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	105,000	104,947
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	4,507	4,513
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	10,981	10,998
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	100,000	100,028
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	100,000	100,291
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	62,606	62,720
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	83,703	83,873
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	24,381	24,454
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	75,000	75,381
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	127,337	127,900
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	11,781	11,836
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	145,000	146,283
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	100,464	100,874
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	42,443	42,538
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	127,000	127,521
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	61,289	62,107
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	121,493	122,405
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	25,178	25,298
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	54,719	54,886
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	67,186	67,413
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	68,651	68,737
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	95,000	95,084
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	60,000	60,193
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	90,000	90,016
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	53,642	53,759
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	130,000	128,646
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	29,947	30,006
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	119,339	119,608
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	170,000	172,894
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	55,000	55,138
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	11,817	11,837
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	101,923	102,147
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,790
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	24,521	24,546
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	102,232	102,415
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	119,000	119,238
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	160,000	161,024
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(d)	107,000	107,413
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	120,000	120,812
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.742% 3/15/2029 (b)(c)(d)	100,000	100,189
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	107,681	107,972
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	82,765	83,027
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	77,170	77,342
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	170,000	171,676
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	109,000	109,165
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	55,082	55,321
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	99,284	99,471
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	2,086	2,087
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	25,080	25,114
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	707	707
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	98,469	98,748
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	3,345	3,347
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	29,830	29,874
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	70,000	70,174
Hyundai Auto Receivables Trust Series 2025-C Class A2A, 3.97% 7/17/2028	140,000	140,063
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	5,269	5,271
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	100,000	100,463
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	95,183	95,500
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	50,000	50,300
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	57,125	57,219
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	29,449	29,496
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	16,455	16,482
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	130,000	130,218
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	85,000	85,454
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	15,291	15,297
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	90,691	90,930
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	95,973	96,639
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	67,344	67,508
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,052
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	64,218	64,341
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	93,691	93,890
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	133,868	133,849
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	38,593	38,643
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	58,840	59,221
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	8,669	8,677
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	69,814	69,914
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	120,000	120,064
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	140,000	140,416
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	82,280	82,454
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	8,473	8,480
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	105,000	105,165
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	99,268
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	143,445	143,715
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	38,755	38,863
Toyota Lease Owner Trust Series 2025-B Class A2A, 3.91% 5/22/2028 (b)	140,000	139,971
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	140,000	140,019
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	104,591	104,826
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	95,000	95,710
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	107,796	109,012
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	68,458	68,617
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	140,000	140,476
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	56,601	57,297
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	64,428	65,153
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	79,554	80,205
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	105,000	105,074
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	128,109	128,298
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	138,000	138,261
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	125,582	126,251
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	84,020	84,465
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	553	553
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	44,604	44,668
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	7,979	7,987
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	105,000	105,047
TOTAL UNITED STATES		9,711,955
TOTAL ASSET-BACKED SECURITIES (Cost $9,688,252)		9,711,955

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.5%
Citibank NA 5.438% 4/30/2026 (Cost $250,000)	250,000	251,162

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c) (Cost $54,172)	55,665	54,487

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	95,000	95,356
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	70,724	70,592
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	88,000	88,137
TOTAL UNITED STATES		254,085
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $253,417)		254,085

Non-Convertible Corporate Bonds - 48.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.47% 11/27/2026 (b)(c)(d)	91,000	91,191
CANADA - 5.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.625% 12/15/2025	60,000	59,981
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 3.85% 6/1/2027	85,000	84,641
Enbridge Inc 5.9% 11/15/2026	85,000	86,340
		170,981
Financials - 5.0%
Banks - 5.0%
Bank of Montreal 0.949% 1/22/2027 (c)	115,000	114,447
Bank of Montreal 4.567% 9/10/2027 (c)	124,000	124,438
Bank of Montreal 4.8743% 9/22/2028 (c)	125,000	125,015
Bank of Nova Scotia/The 2.7% 8/3/2026	140,000	138,806
Bank of Nova Scotia/The 2.951% 3/11/2027	120,000	118,562
Bank of Nova Scotia/The 5.35% 12/7/2026	126,000	127,690
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	140,000	140,097
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	140,000	140,389
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	120,000	121,172
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.9798% 9/8/2028 (c)(d)	150,000	150,181
Royal Bank of Canada 4.51% 10/18/2027 (c)	135,000	135,541
Royal Bank of Canada 5.069% 7/23/2027 (c)	110,000	110,705
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (c)(d)	90,000	90,238
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	190,000	190,181
Toronto Dominion Bank 1.25% 9/10/2026	128,000	125,321
Toronto Dominion Bank 4.568% 12/17/2026	150,000	150,958
Toronto Dominion Bank 5.532% 7/17/2026	113,000	114,074
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.7584% 12/17/2026 (c)(d)	125,000	125,413
		2,343,228
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	90,000	89,601
TOTAL CANADA		2,663,791
CHILE - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Americas SA 4% 10/25/2026	140,000	139,661
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	196,345
Societe Generale SA 5.519% 1/19/2028 (b)(c)	200,000	202,457

TOTAL FRANCE		398,802
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	150,000	150,096
IRELAND - 1.6%
Financials - 1.1%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	196,480
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	151,000	150,394
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	150,057
		300,451
TOTAL FINANCIALS		496,931

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	120,000	119,898
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	128,000	127,909
		247,807
TOTAL IRELAND		744,738
JAPAN - 1.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
Financials - 0.9%
Banks - 0.9%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	200,000	197,258
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	200,000	196,895
		394,153
TOTAL JAPAN		595,661
NETHERLANDS - 1.5%
Financials - 1.0%
Banks - 1.0%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,852
ING Groep NV 1.726% 4/1/2027 (c)	200,000	198,365
		449,217
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	150,000	149,770
NXP BV / NXP Funding LLC 5.35% 3/1/2026	121,000	121,056
		270,826
TOTAL NETHERLANDS		720,043
SWEDEN - 0.4%
Financials - 0.4%
Banks - 0.4%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	203,220
UNITED KINGDOM - 3.3%
Financials - 3.0%
Banks - 3.0%
Barclays PLC 6.496% 9/13/2027 (c)	200,000	203,418
HSBC Holdings PLC 4.041% 3/13/2028 (c)	200,000	199,636
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	202,341
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	200,000	197,717
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	202,411
NatWest Group PLC 5.583% 3/1/2028 (c)	200,000	203,501
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	200,759
		1,409,783
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.6586% 3/12/2027 (c)(d)	122,000	122,436
TOTAL UNITED KINGDOM		1,532,219
UNITED STATES - 32.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.7% 3/25/2026	154,000	152,841
AT&T Inc 3.875% 1/15/2026	93,000	92,937
		245,778
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 1.5% 2/15/2026	155,000	154,143
T-Mobile USA Inc 2.25% 2/15/2026	113,000	112,501
		266,644
TOTAL COMMUNICATION SERVICES		512,422

Consumer Discretionary - 1.9%
Automobiles - 0.8%
American Honda Finance Corp 4.95% 1/9/2026	59,000	59,034
General Motors Financial Co Inc 1.25% 1/8/2026	60,000	59,808
General Motors Financial Co Inc 5.25% 3/1/2026	100,000	100,045
Hyundai Capital America 5.5% 3/30/2026 (b)	50,000	50,207
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.2436% 6/23/2027 (b)(c)(d)	110,000	110,568
		379,662
Leisure Products - 0.2%
Mattel Inc 5.875% 12/15/2027 (b)	90,000	90,060
Specialty Retail - 0.9%
AutoZone Inc 3.125% 4/21/2026	140,000	139,436
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.4697% 12/24/2025 (c)(d)	64,000	64,009
O'Reilly Automotive Inc 5.75% 11/20/2026	161,000	163,483
Ross Stores Inc 0.875% 4/15/2026	40,000	39,495
		406,423
TOTAL CONSUMER DISCRETIONARY		876,145

Consumer Staples - 1.9%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (c)(d)	145,000	144,963
Molson Coors Beverage Co 3% 7/15/2026	140,000	139,104
		284,067
Consumer Staples Distribution & Retail - 0.8%
Mars Inc 4.45% 3/1/2027 (b)	46,000	46,312
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	195,523
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (c)(d)	118,000	118,393
		360,228
Food Products - 0.5%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,367
Kraft Heinz Foods Co 3% 6/1/2026	144,000	143,172
		250,539
TOTAL CONSUMER STAPLES		894,834

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
EQT Corp 3.125% 5/15/2026 (b)	90,000	89,397
MPLX LP 1.75% 3/1/2026	114,000	113,270
Phillips 66 1.3% 2/15/2026	60,000	59,657
Spectra Energy Partners LP 3.375% 10/15/2026	140,000	139,188
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	60,000	60,022
Western Gas Partners LP 4.65% 7/1/2026	124,000	124,134
Williams Cos Inc/The 5.4% 3/2/2026	60,000	60,209
		645,877
Financials - 18.1%
Banks - 9.7%
Bank of America Corp 1.658% 3/11/2027 (c)	133,000	132,044
Bank of America Corp 1.734% 7/22/2027 (c)	110,000	108,288
Bank of America Corp 3.559% 4/23/2027 (c)	134,000	133,691
Bank of America Corp 3.824% 1/20/2028 (c)	130,000	129,577
Bank of America Corp 5.08% 1/20/2027 (c)	115,000	115,112
Bank of America Corp 5.933% 9/15/2027 (c)	165,000	167,303
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	250,000	251,231
Citigroup Inc 1.462% 6/9/2027 (c)	60,000	59,145
Citigroup Inc 3.2% 10/21/2026	70,000	69,483
Citizens Financial Group Inc 2.85% 7/27/2026	104,000	103,094
Fifth Third Bancorp 1.707% 11/1/2027 (c)	120,000	117,238
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	90,000	89,093
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	120,000	118,373
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	140,000	139,561
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	155,000	154,901
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	160,000	161,641
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	158,000	160,692
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	250,000	250,492
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	250,000	250,206
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	100,000	100,050
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	190,000	191,049
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	153,000	156,215
Truist Financial Corp 1.267% 3/2/2027 (c)	90,000	89,308
Truist Financial Corp 4.123% 6/6/2028 (c)	100,000	100,165
Truist Financial Corp 6.047% 6/8/2027 (c)	110,000	110,999
US Bancorp 2.215% 1/27/2028 (c)	120,000	117,441
US Bancorp 6.787% 10/26/2027 (c)	124,000	126,906
Wells Fargo & Co 3% 10/23/2026	120,000	118,866
Wells Fargo & Co 3% 4/22/2026	114,000	113,485
Wells Fargo & Co 3.196% 6/17/2027 (c)	188,000	187,071
Wells Fargo & Co 3.526% 3/24/2028 (c)	170,000	168,767
Wells Fargo & Co 4.9% 1/24/2028 (c)	160,000	161,369
Wells Fargo & Co 5.707% 4/22/2028 (c)	100,000	102,129
		4,554,985
Capital Markets - 5.7%
Athene Global Funding 1.73% 10/2/2026 (b)	119,000	116,614
Athene Global Funding 4.86% 8/27/2026 (b)	108,000	108,465
Athene Global Funding 4.95% 1/7/2027 (b)	110,000	110,871
Athene Global Funding 5.339% 1/15/2027 (b)	135,000	136,747
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.8565% 6/9/2028 (c)(d)	160,000	160,291
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.791% 4/20/2027 (c)(d)	250,000	250,344
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	78,000	78,086
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	114,000	113,914
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	168,715
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	150,000	147,052
Goldman Sachs Group Inc/The 3.5% 11/16/2026	43,000	42,817
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	160,000	158,942
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	188,000	188,119
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	90,000	90,739
LPL Holdings Inc 4.625% 11/15/2027 (b)	128,000	127,973
Morgan Stanley 0.985% 12/10/2026 (c)	109,000	108,906
Morgan Stanley 1.512% 7/20/2027 (c)	150,000	147,509
Morgan Stanley 1.593% 5/4/2027 (c)	140,000	138,471
Morgan Stanley 3.125% 7/27/2026	108,000	107,391
Morgan Stanley 5.05% 1/28/2027 (c)	98,000	98,101
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (c)(d)	58,000	58,359
		2,658,426
Consumer Finance - 0.9%
American Express Co 5.389% 7/28/2027 (c)	85,000	85,754
American Express Co 5.645% 4/23/2027 (c)	135,000	135,835
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (c)(d)	90,000	90,082
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.6662% 5/14/2027 (c)(d)	130,000	130,674
		442,345
Financial Services - 0.5%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	110,000	108,008
Corebridge Global Funding 5.75% 7/2/2026 (b)	90,000	90,902
Western Union Co/The 1.35% 3/15/2026	55,000	54,507
		253,417
Insurance - 1.3%
Brown & Brown Inc 4.6% 12/23/2026	43,000	43,198
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	119,579
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	90,000	88,494
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	120,000	120,004
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	89,585
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	151,165
		612,025
TOTAL FINANCIALS		8,521,198

Health Care - 1.8%
Biotechnology - 0.2%
Gilead Sciences Inc 3.65% 3/1/2026	100,000	99,876
Health Care Providers & Services - 1.2%
Cigna Group/The 1.25% 3/15/2026	55,000	54,545
CVS Health Corp 2.875% 6/1/2026	147,000	146,042
CVS Health Corp 3% 8/15/2026	155,000	153,750
CVS Health Corp 5% 2/20/2026	106,000	106,114
HCA Inc 5.25% 6/15/2026	100,000	100,077
		560,528
Pharmaceuticals - 0.4%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.6365% 9/15/2027 (c)(d)	138,000	138,767
Pfizer Inc U.S. SOFR Index + 0.5%, 4.4277% 11/15/2027 (c)(d)	39,000	39,097
		177,864
TOTAL HEALTH CARE		838,268

Industrials - 1.3%
Aerospace & Defense - 0.4%
L3Harris Technologies Inc 3.85% 12/15/2026	176,000	175,690
Ground Transportation - 0.3%
CSX Corp 2.6% 11/1/2026	130,000	128,387
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	92,000	91,774
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.7793% 10/16/2026 (c)(d)	150,000	150,640
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	53,000	52,900
TOTAL INDUSTRIALS		599,391

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.9% 10/1/2026	140,000	140,750
Dell International LLC / EMC Corp 6.02% 6/15/2026	22,000	22,133
		162,883
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	90,000	89,152
Software - 1.5%
Oracle Corp 2.65% 7/15/2026	115,000	113,941
Oracle Corp 2.8% 4/1/2027	140,000	137,254
Roper Technologies Inc 3.8% 12/15/2026	140,000	139,658
Roper Technologies Inc 3.85% 12/15/2025	129,000	128,964
VMware LLC 1.4% 8/15/2026	165,000	162,096
		681,913
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	103,000	103,315
TOTAL INFORMATION TECHNOLOGY		1,037,263

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 1.4% 8/5/2026	60,000	58,600
Real Estate - 1.9%
Diversified REITs - 0.3%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	135,000	134,929
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	140,000	139,112
Retail REITs - 0.3%
Realty Income Corp 3% 1/15/2027	150,000	148,360
Specialized REITs - 1.0%
American Tower Corp 1.6% 4/15/2026	109,000	107,996
American Tower Corp 3.375% 10/15/2026	135,000	134,200
American Tower Corp 4.4% 2/15/2026	64,000	64,000
Crown Castle Inc 1.05% 7/15/2026	152,000	149,051
		455,247
TOTAL REAL ESTATE		877,648

Utilities - 1.2%
Electric Utilities - 0.9%
DTE Electric Co 4.25% 5/14/2027	24,000	24,167
Eversource Energy 4.75% 5/15/2026	100,000	100,286
FirstEnergy Corp 1.6% 1/15/2026	109,000	108,548
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	63,000	63,667
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	65,000	65,490
Pacific Gas and Electric Co 2.95% 3/1/2026	50,000	49,802
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	21,000	21,182
		433,142
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	130,000	128,691
TOTAL UTILITIES		561,833

TOTAL UNITED STATES		15,423,479
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $22,570,483)		22,662,901

U.S. Treasury Obligations - 26.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	3.75 to 3.80	2,400,000	2,385,016
US Treasury Bills 0% 12/18/2025	3.90	1,000,000	998,154
US Treasury Bills 0% 2/24/2026	3.77 to 3.81	1,950,000	1,933,026
US Treasury Bills 0% 5/14/2026	3.73	1,500,000	1,475,032
US Treasury Notes 3.5% 9/30/2026	3.86 to 4.36	2,715,600	2,711,739
US Treasury Notes 3.625% 8/31/2027	3.52 to 3.61	1,375,000	1,377,202
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.08	1,500,000	1,508,613
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,371,591)			12,388,782

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,398,329)	4.02	1,398,049	1,398,329

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $46,586,244)	46,721,701
NET OTHER ASSETS (LIABILITIES) - 0.5%	252,003
NET ASSETS - 100.0%	46,973,704

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,264,796 or 19.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,324,656	7,652,319	7,578,637	9,458	(9)	-	1,398,329	1,398,049	0.0%
Total	1,324,656	7,652,319	7,578,637	9,458	(9)	-	1,398,329

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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